Long-term debt and credit facility - Monthly instalments for mining equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 45,817	$ 16,923	$ 16,919
Not later than one year | Mining equipment financings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	4,697
Not later than one year | Credit Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	35,618
Later than one year and not later than two years | Mining equipment financings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	5,156
Later than three years and not later than four years | Mining equipment financings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total payments	$ 347